Subsequent Events (Details)	Jul. 01, 2021 USD ($) shares
Subsequent Events (Details) [Line Items]
Net proceeds from offering costs	$ 23,070
Deduction of offering costs	$ 206,930
Warrants to purchase (in Shares) | shares	11,500
Legal fees	$ 45,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Additional shares of common stock (in Shares) | shares	115,000